SUMMARY OF MATERIAL ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Corporate information and statement of IFRS compliance [abstract]
Derecognition	$ 574	$ 101